Financing receivables (Tables)	6 Months Ended
Sep. 30, 2018
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2018
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥491,559	¥—	¥491,559
Short-term secured margin loans	429,075	—	429,075
Inter-bank money market loans	1,385	—	1,385
Corporate loans	986,347	554,137	1,540,484

Total loans receivable	¥1,908,366	¥554,137	¥2,462,503

Advances to affiliated companies	—	—	—

Total	¥1,908,366	¥554,137	¥2,462,503

	Millions of yen
	September 30, 2018
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥505,844	¥—	¥505,844
Short-term secured margin loans	335,607	5,210	340,817
Inter-bank money market loans	2,048	—	2,048
Corporate loans	862,736	596,654	1,459,390

Total loans receivable	¥1,706,235	¥601,864	¥2,308,099

Advances to affiliated companies	—	—	—

Total	¥1,706,235	¥601,864	¥2,308,099

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for credit losses

	Millions of yen
	Six months ended September 30, 2017
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥968	¥—	¥—	¥473	¥0	¥1,441	¥2,110	¥3,551
Provision for credit losses	101	—	—	(26)	—	75	292	367
Charge-offs	—	—	—	—	0	0	—	0
Other(1)	—	—	—	3	—	3	(135)	(132)

Ending balance	¥1,069	¥—	¥—	¥450	¥—	¥1,519	¥2,267	¥3,786

	Millions of yen
	Six months ended September 30, 2018
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥1,140	¥—	¥—	¥417	¥—	¥1,557	¥1,957	¥3,514
Provision for credit losses	1	360	—	—	—	361	23	384
Charge-offs	(94)	—	—	0	—	(94)	118	24
Other(1)	0	12	—	28	—	40	2	42

Ending balance	¥1,047	¥372	¥—	¥445	¥—	¥1,864	¥2,100	¥3,964

	Millions of yen
	Three months ended September 30, 2017
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥969	¥—	¥—	¥447	¥0	¥1,416	¥2,190	¥3,606
Provision for credit losses	100	—	—	1	—	101	200	301
Charge-offs	—	—	—	—	0	0	—	0
Other(1)	—	—	—	2	—	2	(123)	(121)

Ending balance	¥1,069	¥—	¥—	¥450	¥—	¥1,519	¥2,267	¥3,786

	Millions of yen
	Three months ended September 30, 2018
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥1,141	¥218	¥—	¥434	¥—	¥1,793	¥1,926	¥3,719
Provision for credit losses	—	138	—	0	—	138	12	150
Charge-offs	(94)	—	—	0	—	(94)	159	65
Other(1)	0	16	—	11	—	27	3	30

Ending balance	¥1,047	¥372	¥—	¥445	¥—	¥1,864	¥2,100	¥3,964

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2018
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥—	¥—	¥417	¥417
Evaluated collectively	1,140	—	—	0	1,140

Total allowance for credit losses	¥1,140	¥—	¥—	¥417	¥1,557

Loans by impairment methodology
Evaluated individually	¥2,800	¥162,017	¥1,385	¥978,501	¥1,144,703
Evaluated collectively	488,759	267,058	—	7,846	763,663

Total loans	¥491,559	¥429,075	¥1,385	¥986,347	¥1,908,366

	Millions of yen
	September 30, 2018
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥372	¥—	¥445	¥817
Evaluated collectively	1,047	—	—	—	1,047

Total allowance for credit losses	¥1,047	¥372	¥—	¥445	¥1,864

Loans by impairment methodology
Evaluated individually	¥4,311	¥154,707	¥2,048	¥854,291	¥1,015,357
Evaluated collectively	501,533	180,900	—	8,445	690,878

Total loans	¥505,844	¥335,607	¥2,048	¥862,736	¥1,706,235

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2018
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥152,137	¥106,385	¥—	¥46,948	¥305,470
Unsecured loans at banks	186,089	—	—	—	186,089
Short-term secured margin loans	—	—	—	429,075	429,075
Unsecured inter-bank money market loans	1,385	—	—	—	1,385
Secured corporate loans	273,894	701,761	—	3,555	979,210
Unsecured corporate loans	—	—	—	7,137	7,137

Total	¥613,505	¥808,146	¥—	¥486,715	¥1,908,366

	Millions of yen
	September 30, 2018
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥155,293	¥116,569	¥—	¥49,043	¥320,905
Unsecured loans at banks	182,067	—	—	2,872	184,939
Short-term secured margin loans	—	—	—	335,607	335,607
Unsecured inter-bank money market loans	2,048	—	—	—	2,048
Secured corporate loans	330,969	521,554	—	3,961	856,484
Unsecured corporate loans	—	659	—	5,593	6,252

Total	¥670,377	¥638,782	¥—	¥397,076	¥1,706,235

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.